Segment Information - Summary of Investments (Parenthetical) (Detail) - EUR (€) € in Millions	Jun. 30, 2026		Dec. 31, 2025
Disclosure Of Summarized Investment Per Segment [line items]
Investments in other assets	€ 27,830	[1]	€ 27,888	[2]
Elimination of intersegment amounts [member]
Disclosure Of Summarized Investment Per Segment [line items]
Investments in other assets	€ (12,984)		€ (13,190)

[1]	Other assets total eliminates intercompany transactions of EUR 12,984 million.
[2]	Other assets total eliminates intercompany transactions of EUR 13,190 million.